Investment Strategy - iShares Infrastructure Active ETF	Apr. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in the equity securities of infrastructure-related companies or derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. For purposes of the 80% policy the Fund considers “infrastructure-related companies” to include companies engaged in the development, operation, and/or management of transportation infrastructure, oil and gas storage and transportation, construction and engineering, communications equipment, gas utilities, electric utilities, multi-utilities, water utilities, independent power and renewable electricity producers, telecommunication services, cable and satellites, marine, road and rail, and equity real estate investments, as identified by one or more widely recognized market indexes or rating group indexes.
The equity securities in which the Fund invests primarily consist of common stock, but may also include preferred stock. From time to time, the Fund may invest in shares of companies through “new issues” or initial public offerings (“IPOs”). The Fund may also purchase convertible securities. The Fund may invest in issuers of any capitalization.
The Fund may invest in securities of both U.S. and foreign issuers without limit, however the Fund will not invest more than 10% of its net assets in securities of issuers located in emerging markets.
The Fund may use derivatives, including options, futures, swaps (including, but not limited to, total return swaps, some of which may be referred to as contracts for difference) and forward contracts, both to seek to increase the return of the Fund and to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets.
The Fund has no stated minimum holding period for investments and may buy or sell securities whenever Fund management sees an appropriate opportunity. The Fund may engage in active and frequent trading of its investments.
The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended (the “Investment Company Act” or the “1940 Act”).

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For purposes of the 80% policy the Fund considers “infrastructure-related companies” to include companies engaged in the development, operation, and/or management of transportation infrastructure, oil and gas storage and transportation, construction and engineering, communications equipment, gas utilities, electric utilities, multi-utilities, water utilities, independent power and renewable electricity producers, telecommunication services, cable and satellites, marine, road and rail, and equity real estate investments, as identified by one or more widely recognized market indexes or rating group indexes.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]
The Fund may use derivatives, including options, futures, swaps (including, but not limited to, total return swaps, some of which may be referred to as contracts for difference) and forward contracts, both to seek to increase the return of the Fund and to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in the equity securities of infrastructure-related companies or derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities.